13. Property and Equipment	12 Months Ended
Dec. 31, 2018
Property And Equipment
Property and Equipment

Note 13 — Property and Equipment

The table below shows the detailed movements which occurred in property and equipment during the years ended December 31, 2018, 2017 and 2016, considering cost and accumulated depreciation separately.

Cost or valuation	Plant and machinery	Industrial and commercial equipment	Office and office-related equipment	Total
Balance at January 1, 2016	$89,866	$898	$16,775	$107,539
Additions	–	–	1,480	1,480
Disposals	–	–	–	–
Revaluations	(120)	(22)	(211)	(353)
Balance at December 31, 2016	$89,746	$876	$18,044	$108,666
Additions	289	–	2,104	2,393
Disposals	(1,207)	–	(2,104)	(3,311)
Revaluations	457	150	831	1,438
Balance at December 31, 2017	$89,285	$1,026	$18,875	$109,186
Additions	–	–	2,688	2,688
Disposals	–	–	–	–
Revaluations	(153)	2	(192)	(343)
Balance at December 31, 2018	$89,132	$1,028	$21,371	$111,531

Accumulated depreciation	Plant and machinery	Industrial and commercial equipment	Office and office-related equipment	Total
Balance at January 1, 2016	$85,648	$108	$8,219	$93,975
Depreciation charge for the year	495	–	3,149	3,644
Balance at December 31, 2016	$86,143	$108	$11,368	$97,619
Depreciation charge for the year	855	–	3,098	3,953
Balance at December 31, 2017	$86,998	$108	$14,466	$101,572
Depreciation charge for the year	661	–	2,749	3,410
Balance at December 31, 2018	$87,659	$108	$17,215	$104,982

Property and equipment, net at December 31, 2016	$3,603	$768	$6,676	$11,047

Property and equipment, net at December 31, 2017	$2,287	$918	$4,409	$7,614

Property and equipment, net at December 31, 2018	$1,473	$920	$4,156	$6,549

Revaluations of the property and equipment arise from increase/(decreases) in the 2018, 2017 and 2016 year-end Euro currency exchange rate as compared to the US Dollar from the prior year.